Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of Liabilities Recorded at Fair Value

The Company’s financial liabilities measured at fair value on a recurring basis consist of warrant liabilities, valued using Level 1 (quoted market prices) or Level 3 (internally developed option-pricing models) inputs. The Company holds no Level 2 instruments. The following table presents these liabilities by level of the fair value hierarchy as of September 30, 2026 and December 31, 2025:

	September 30, 2026			December 31, 2025
Liability	Total Fair Value	Level 1	Level 3	Total Fair Value	Level 1	Level 3
PIPE warrants	$—	$—	$—	$280	$—	$280
Public warrants	240	240	—	10,896	10,896	—
Private placement warrants	—	—	—	14	—	14
Abaca warrants	58	—	58	28,430	—	28,430
Total liabilities	$298	$240	$58	$39,620	$10,896	$28,724

The following tables summarize financial assets and liabilities recorded at fair value on a recurring basis, by the level of valuation inputs in the fair value hierarchy on December 31, 2025 and December 31, 2024:

	December 31, 2025			December 31, 2024
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)
Description
Liabilities:
PIPE warrants	$280	$-	$280	$79,512	$-	$79,512
Public warrants	10,896	10,896	-	246,445	246,445	-
Private placement warrants	14	-	14	9,632	-	9,632
Abaca warrant	28,430	-	28,430	1,024,900	-	1,024,900
Forward purchase derivative liability	-	-	-	7,309,580	-	7,309,580
Third anniversary payment consideration	-	-	-	322,000	-	322,000

Schedule of Non-Recurring Fair Value Measurement
Liability (as of initial recognition, October 1, 2025)	Carrying Amount	Fair Value	Level 3 Input
Stand-ready guarantee liability	$2,135,000	$2,135,000	$2,135,000

	December 31, 2025
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Liabilities
Stand-ready guarantee liability	$2,135,000	$2,135,000	$-	$-	$2,135,000

Schedule of Valuation Methodology and Significant Unobservable Inputs

Input	Value Used	Sensitivity
Probability of Default -Tranches A & B (Ratings 2–5, pooled)	7.25%, derived from loan level analysis of the portfolio.	An increase raises fair value
Probability of Default - Tranche C (Rating 9, individually evaluated)	35%, based on Rating 9 definition, past-maturity status, and personal guarantees	An increase raises fair value
Loss Given Default - Tranches A & B	25.00% for Tranche A and 35% for Tranche B, inclusive of 13% cannabis-specific qualitative premium reflecting court access limitations, collateral possession restrictions, and refinancing risk	An increase raises fair value
Loss Given Default - Tranche C (uncollateralized gap)	50%, representing the midpoint of the Rating 9 anticipated loss range applied to the uncollateralized exposure	An increase raises fair value
Stand-Ready Risk Premium	120% loading applied to total expected loss, reflecting compensation for uncapped exposure, cannabis concentration risk, portfolio illiquidity, and six-year guarantee term commitment	An increase raises fair value
Discount Rate	4.0% risk-free rate (6-year Treasury)	An increase reduces fair value
Weighted Average Payout Timing	Tranche A: 4 years; Tranche B: 3 years; Tranche C: 2 years; Stand-ready premium: 3 years — based on the portfolio’s contractual maturity profile	A longer weighted average payout timing reduces fair value

The ASC 460 Guarantee liability was classified as Level 3 because its fair value was determined using significant unobservable inputs for which there is no active market. The following table summarizes the valuation methodology and significant unobservable inputs used in the Level 3 measurement:

Input	Value Used	Sensitivity
Probability of Default -Tranches A & B (Ratings 2-5, pooled)	7.25%, derived from loan level analysis of the portfolio.	An increase raises fair value
Probability of Default - Tranche C (Rating 9, individually evaluated)	35%, based on Rating 9 definition, past-maturity status, and personal guarantees	An increase raises fair value
Loss Given Default - Tranches A & B	25.00% for Tranche A and 35% for Tranche B, inclusive of 13% cannabis-specific qualitative premium reflecting court access limitations, collateral possession restrictions, and refinancing risk	An increase raises fair value
Loss Given Default - Tranche C (uncollateralized gap)	50%, representing the midpoint of the Rating 9 anticipated loss range applied to the uncollateralized exposure	An increase raises fair value
Stand-Ready Risk Premium	120% loading applied to total expected loss, reflecting compensation for uncapped exposure, cannabis concentration risk, portfolio illiquidity, and six-year guarantee term commitment	An increase raises fair value
Discount Rate	4.0% risk-free rate (6-year Treasury)	An increase reduces fair value
Weighted Average Payout Timing	Tranche A: 4 years; Tranche B: 3 years; Tranche C: 2 years; Stand-ready premium: 3 years - based on the portfolio’s contractual maturity profile	A longer weighted average payout timing reduces fair value

Schedule of Carrying Amount and Fair Value of Financial Instruments

The following tables present the carrying amounts and fair values of the Company’s financial instruments, by level of the fair value hierarchy, as of September 30, 2026 and December 31, 2025. In each case, carrying value approximates fair value.

September 30, 2026	Carrying Amount	Fair Value	Level
Assets
Cash and cash equivalents	$4,396,069	$4,396,069	Level 1
Liabilities
Deferred consideration	3,000,000	3,000,000	Level 1
Public warrants	240	240	Level 1
Abaca warrants	58	58	Level 3

December 31, 2025	Carrying Amount	Fair Value	Level
Assets
Cash and cash equivalents	$6,779,040	$6,779,040	Level 1
Investment in preferred securities	1,450,000	1,450,000	Level 3
Liabilities
Deferred consideration	3,000,000	3,000,000	Level 1
Public warrants	10,896	10,896	Level 1
Private placement warrants	14	14	Level 3
PIPE warrants	280	280	Level 3
Abaca warrants	28,430	28,430	Level 3

	December 31, 2025
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Assets
Cash and cash equivalents	$6,779,040	$6,779,040	$6,779,040	$-	$-
Investment in preferred securities	1,450,000	1,450,000	-	-	1,450,000
Liabilities
Deferred consideration	3,000,000	3,000,000	3,000,000	-	-
Public warrants	10,896	10,896	10,896	-	-
Private placement warrants	14	14	-	-	14
PIPE warrants	280	280	-	-	280
Abaca warrants	28,430	28,430	-	-	28,430

	December 31, 2024
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Assets
Cash and cash equivalents	$2,324,647	$2,324,647	$2,324,647	$-	$-
Forward purchase agreement	4,584,221	4,584,221	4,584,221	-	-
Loans	360,552	359,505	-	-	359,505
Liabilities
Deferred consideration	3,016,343	3,016,343	3,016,343	-	-
Senior secured promissory note	11,004,173	10,221,652	-	-	10,221,652
Public warrants	246,445	246,445	246,445	-	-
Private placement warrants	9,632	9,632	-	-	9,632
PIPE warrants	79,512	79,512	-	-	79,512
Abaca warrants	1,024,900	1,024,900	-	-	1,024,900
Third anniversary payment consideration	322,000	322,000	-	-	322,000
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580

Schedule of Fair Value Assets Measured on Recurring Basis

The following tables present the changes in the Company’s Level 3 liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2026 and September 30, 2025. All changes during each period were attributable to fair value adjustments, with no purchases, issuances, or settlements:

Nine Months Ended September 30, 2026	PIPE Warrants	Abaca Warrants	Private Placement Warrants
Balance, January 1, 2026	$280	$28,430	$14
Fair value adjustment	(280)	(28,372)	(14)
Balance, September 30, 2026	$-	$58	$-

Nine Months Ended September 30, 2025	PIPE Warrants	Abaca Warrants	Private Placement Warrants	Third Anniversary Payment Consideration	Forward Purchase Derivative
Balance, January 1, 2025	$79,512	$1,024,900	$9,632	$322,000	$7,309,580
Fair value adjustment	(40,439)	(313,986)	(5,669)	(63,132)	-
Exchanged for Series B Convertible Preferred Stock and Series B Warrants	-	-	-	-	(7,309,580)
Balance, September 30, 2025	$39,073	$710,914	$3,963	$258,868	$-

The change in the liability measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value are presented in the following table:

	For the Year Ended December 31, 2025
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2025	$79,512	$1,024,900	$9,632	$322,000	$7,309,580
Fair value adjustment	(79,232)	(996,470)	(9,618)	(63,133)	-
Exchanged for Common Stock	-	-	-	258,867	-
Exchanged for Series B Convertible Preferred Stock and Series B Warrants	-	-	-	-	(7,309,580)
Balance, December 31, 2025	$280	$28,430	$14	$-	$-

	For the Year ended December 31, 2024
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2024	$273,124	$3,384,085	$25,070	$810,000	$7,309,580
Fair value adjustment	(193,612)	(2,359,185)	(15,438)	(488,000)	-
Balance, December 31, 2024	$79,512	1,024,900	$9,632	$322,000	$7,309,580

Schedule of Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the third anniversary payment consideration as of their measurement dates:

December 31, 2024

Stock price	$108.00
Payment date	10/15/2025
Third anniversary consideration	$1,500,000
Risk free interest rate	4.2%
Market discount rate	5.8%
Remaining term in years	0.75
Expected volatility	86.2%

Schedule of Financial Instruments

Origination Quarter	# Loans	PD	LGD (incl. cannabis qualitative premium)	Stand-Ready Risk Premium Loading	Discount Rate	Weighted Avg Payout
Three months ended September 30, 2026	1	7.25%	25%	120% of expected loss	5.0%	5 years

Origination Quarter	# Loans	PD	LGD (incl. cannabis qualitative premium)	Stand-Ready Risk Premium Loading	Discount Rate	Weighted Avg Payout
Nine months ended September 30, 2026	3	7.25%	25%	120% of expected loss	4.4% to 5.0%	5 years

Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of Level 3 Fair Value Measurements Inputs

The PIPE warrants, private placement warrants, and Abaca warrants are valued using the Black-Scholes-Merton option pricing model. The following tables present the significant unobservable inputs used in these valuations as of September 30, 2026 and December 31, 2025:

As of September 30, 2026	PIPE Warrants	Private Placement Warrants	Abaca Warrants
Exercise price	$1,200	$2,760	$480
Share price	$1.50	$1.50	$1.50
Expected term (years)	0.99	0.99	2.07
Volatility	117%	117%	117%
Risk-free rate	4.5%	4.5%	4.5%

As of December 31, 2025	PIPE Warrants	Private Placement Warrants	Abaca Warrants
Exercise price	$1,200	$2,760	$480
Share price	$12.72	$12.72	$12.72
Expected term (years)	1.74	1.74	2.82
Volatility	115%	115%	115%
Risk-free rate	3.5%	3.5%	3.5%

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants, public warrants, third anniversary payment consideration and Abaca warrants as of their measurement dates:

	As on December 31, 2025				As on December 31, 2024
	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants
Exercise price	$1,200	$2,760.00	$-	$480.00	$1,200.00	$2,760.00	$-	$480.00
Share price	$12.72	$12.72	$-	$12.72	$108.00	$108.00	$108.00	$108.00
Expected term (years)	1.7	1.7	-	2.8	2.7	2.7	0.8	3.87
Volatility	115%	115%	-	115%	103%	103%	103%	103%
Risk-free rate	3.5%	3.5%	-	3.5%	4.3%	4.3%	4.3%	4.3%